Investment in Equity Method Investee (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investment in Equity Method Investee [Abstract]
Schedule of Equity Method Investments [Table Text Block]
The following table presents summarized financial information for 100% of the Brazilian Joint Venture for the periods ending as indicated (in thousands):

	THREE MONTHS ENDED
	MARCH 31,
	2013	2012
Net revenue from sales	$65,933	$58,564
Gross profit	45,323	40,824
Income from continuing operations	7,077	8,147
Net income	4,764	4,808

The following tables present summarized financial information for 100% of the Brazilian Joint Venture for the periods ending as indicated (in thousands):

	DECEMBER 31,
	2012	2011
Current assets	$33,269	$26,882
Noncurrent assets	72,214	63,458
Current liabilities	24,546	20,516
Noncurrent liabilities	16,997	10,694

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Net revenue from sales	$246,819	$225,720	$161,860
Gross profit	172,011	153,377	112,647
Income from continuing operations	24,268	24,507	18,980
Net income	11,151	13,547	11,300